8. EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2018
Exploration And Evaluation Assets
Note 8 - EXPLORATION AND EVALUATION ASSETS

The Company has accumulated the following acquisition, exploration and evaluation costs which are not subject to depletion:

	Durango, Mexico	British Columbia & Yukon, Canada	Total

Balance, January 1, 2017	$7,979	$22,813	$30,792

Costs incurred during 2017:
Mine and camp costs	-	4,301	4,301
Provision for reclamation	-	3,762	3,762
Effect of movements in exchange rates	555	1,604	2,159
Drilling and exploration	418	348	766
Depreciation of plant and equipment	-	716	716
Interest and financing costs	-	377	377
Geological and related services	-	264	264
Water treatment and tailing storage facility costs	-	224	224
Assessments and taxes	82	97	179
Mineral exploration tax credit	-	(202)	(202)

Balance, December 31, 2017	$9,034	$34,304	$43,338
Costs incurred during 2018:
Mine and camp costs	-	3,143	3,143
Drilling and exploration	346	1,142	1,488
Depreciation of plant and equipment	-	540	540
Interest and other costs	-	414	414
Geological and related services	-	205	205
Water treatment and tailing storage facility costs	-	53	53
Assessments and taxes	86	29	115
Assays	-	13	13
Effect of movements in exchange rates	226	(2,754)	(2,528)

Balance, December 31, 2018	$9,692	$37,089	$46,781

Additional information on the Company’s exploration and evaluation properties by region is as follows:

(a) Durango, Mexico

The Company’s subsidiary Avino Mexico owns 42 mineral claims and leases four mineral claims in the state of Durango, Mexico. The Company’s mineral claims in Mexico are divided into the following four groups:

(i) Avino mine area property

The Avino mine area property is situated around the towns of Panuco de Coronado and San Jose de Avino and surrounding the historic Avino mine site. There are four exploration concessions covering 154.4 hectares, 24 exploitation concessions covering 1,284.7 hectares, and one leased exploitation concession covering 98.83 hectares. Within the Avino mine site area is the Company’s San Gonzalo Mine, which achieved production at levels intended by management as of October 1, 2012, and on this date accumulated exploration and evaluation costs were transferred to mining properties.

(ii) Gomez Palacio property

The Gomez Palacio property is located near the town of Gomez Palacio, and consists of nine exploration concessions covering 2,549 hectares.

(iii) Santiago Papasquiaro property

The Santiago Papasquiaro property is located near the village of Santiago Papasquiaro, and consists of four exploration concessions covering 2,552.6 hectares and one exploitation concession covering 602.9 hectares.

(iv) Unification La Platosa properties

The Unification La Platosa properties, consisting of three leased concessions in addition to the leased concession described in note (i) above, are situated within the Avino mine area property near the towns of Panuco de Coronado and San Jose de Avino and surrounding the Avino Mine.

In February 2012, the Company’s wholly-owned Mexican subsidiary entered into a new agreement with Minerales de Avino, S.A. de C.V. (“Minerales”) whereby Minerales has indirectly granted to the Company the exclusive right to explore and mine the La Platosa property known as the “ET zone”. The ET zone includes the Avino Mine, where production at levels intended by management was achieved on July 1, 2015.

Under the agreement, the Company has obtained the exclusive right to explore and mine the property for an initial period of 15 years, with the option to extend the agreement for another 5 years. In consideration of the granting of these rights, the Company issued 135,189 common shares with a fair value of C$0.25 million during the year ended December 31, 2012.

The Company has agreed to pay to Minerales a royalty equal to 3.5% of net smelter returns (“NSR”). In addition, after the start of production, if the minimum monthly processing rate of the mine facilities is less than 15,000 tonnes, then the Company must pay to Minerales a minimum royalty equal to the applicable NSR royalty based on the processing at a monthly rate of 15,000 tonnes.

Minerales has also granted to the Company the exclusive right to purchase a 100% interest in the property at any time during the term of the agreement (or any renewal thereof), upon payment of $8 million within 15 days of the Company’s notice of election to acquire the property. The purchase would be subject to a separate purchase agreement for the legal transfer of the property.

(b) British Columbia, Canada

(i) Bralorne Mine

The Company owns a 100% undivided interest in certain mineral properties located in the Lillooet Mining Division. There is an underlying agreement on 12 crown grants in which the Company is required to pay 1.6385% of net smelter proceeds of production from the claims, and pay fifty cents Canadian (C$0.50) per ton of ore produced from these claims if the ore grade exceeds 0.75 ounces per ton gold.

The Company also owns land and mineral claims for the Bralorne Mine project in connection with ongoing plans for exploration and potential expansion, which include nine mineral claims covering approximately 2,114 hectares in the Lillooet Mining Division of British Columbia (the “BRX Property”).The BRX Property carries a 1% net smelter returns royalty to a maximum of C$0.25 million, and a 2.5% net smelter returns royalty.

(ii) Minto and Olympic-Kelvin properties

The Company’s mineral claims in British Columbia encompass two additional properties, Minto and Olympic-Kelvin, each of which consists of 100% owned Crown-granted mineral claims located in the Lillooet Mining Division.

(c) Yukon, Canada

The Company has a 100% interest in 14 quartz leases located in the Mayo Mining Division of Yukon, Canada, which collectively comprise the Eagle property.

During the year ended December 31, 2017, an option agreement was signed between Avino and Alexco Resource Corp. (“Alexco”), granting Alexco the right to acquire a 65% interest in all 14 quartz mining leases. To exercise the option, Alexco must pay Avino a total of C$70,000 in instalments over 4 years, issue Avino a total of 70,000 Alexco common shares in instalments over 4 years, incur C$0.55 million in exploration work by the second anniversary of the option agreement date, and a further C$2.2 million in exploration work on the Eagle Property by the fourth anniversary of the option agreement date.

In the event that Alexco earns its 65% interest in the Eagle Property, Alexco and Avino will form a joint venture for the future exploration and development of the Eagle Property, and may contribute towards expenditures in proportion to their interests (65% Alexco / 35% Avino). If either company elects to not contribute its share of costs, then its interest will be diluted. If either company’s joint venture interest is diluted to less than 10%, its interest will convert to a 5.0% net smelter returns royalty, subject to the other’s right to buy-down the royalty to 2.0% for C$2.5 million.

The Eagle Property was previously inactive and held by Avino as a non-essential asset to its current operations.